DIREXION ZACKS MLP HIGH INCOME INDEX SHARES (ZMLP)

A SERIES OF THE DIREXION SHARES ETF TRUST

Supplement dated October 27, 2017

to the Statutory Prospectus and the Statement of Additional Information (“SAI”)

dated February 28, 2017, as last supplemented September 29, 2017

Effective November 1, 2017, Bank of New York Mellon (“BNYM”), 101 Barclay Street, New York, New York 10286, will replace U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, as Direxion Zacks MLP High Income Index Shares’ (the “Fund”) transfer agent, fund accountant, custodian and index receipt agent. As a result, the paragraph under “Other Service Providers” of the Statutory Prospectus is replaced in its entirety with the following:

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator. Bank of New York Mellon (“BNYM”) serves as the Fund’s transfer agent, fund accountant, custodian and index receipt agent. The Distributor is not affiliated with Rafferty, USBFS or BNYM.

Also, in the SAI, the paragraphs under the section heading “Fund Administrator, Fund Accounting Agent, Transfer Agent and Custodian” will be replaced in their entirety with the following:

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s administrator. Bank of New York Mellon, 101 Barclay Street, New York, New York 10286, serves as the Fund’s transfer agent, fund accountant, custodian and index receipt agent. Rafferty also performs certain administrative services for the Fund.

Pursuant to a Fund Administration Servicing Agreement between the Trust and USBFS, USBFS provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays USBFS a fee based on the Trust’s total average daily net assets. USBFS also is entitled to certain out-of-pocket expenses. The amount of fees paid by the Trust to USBFS pursuant to the Fund Administration Servicing Agreement for the fiscal years indicated is set forth in the table below.

Fees paid to the Administrator
Year Ended October 31, 2016	$2,302,972
Year Ended October 31, 2015	$2,051,434
January 23, 2014* - October 31, 2014	$2,119,218

* Commencement of Operations

Effective November 1, 2017, the Fund is included in a Fund Accounting Agreement between the Trust and BNYM, whereby BNYM provides the Fund, as well as all other series of the Trust, with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for these accounting services, the Trust pays BNYM a fee based on the Trust’s total average daily net assets. BNYM also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

From the inception of the Fund until October 31, 2017, the Fund and USBFS were parties to a Fund Accounting Servicing Agreement, whereby USBFS provided the Fund and another series of the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for these accounting services, the Trust paid USBFS a fee based on the Trust’s total average daily net assets. USBFS also was entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses. The amount of fees paid by the Trust to USBFS pursuant to the Fund Accounting Servicing Agreement for the fiscal periods indicated is set forth in the table below.

Fees paid to the Fund Accounting Agent
Year Ended October 31, 2016	$24,296
Year Ended October 31, 2015	$28,475
January 23, 2014* - October 31, 2014	$10,320

* Commencement of Operations

Effective November 1, 2017, the Fund is included in a Custody Agreement between the Trust and BNYM, whereby BNYM serves as the custodian of the Fund, along with the rest of the Funds in the Trust. The custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, the custodian receives an annual fee based on the Fund’s total average daily net assets and certain settlement charges. The custodian is also entitled to certain out-of-pocket expenses.

From the inception of the Fund until October 31, 2017, the Fund and U.S. Bank, N.A. were parties to a Custody Agreement, whereby U.S. Bank, N.A. served as the custodian of the Fund’s assets. The custodian held and administered the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, the custodian received an annual fee based on the Fund’s total average daily net assets and certain settlement charges. The custodian also was entitled to certain out-of-pocket expenses. The amount of fees paid by the Trust pursuant to the agreement for the fiscal periods indicated is set forth in the table below.

Fees paid to the Custodian
Year Ended October 31, 2016	$7,675
Year Ended October 31, 2015	$14,816
January 23, 2014*- October 31, 2014	$4,462

* Commencement of Operations

Effective November 1, 2017, the Fund is included in a Transfer Agency and Service Agreement between the Trust and BNYM, whereby BNYM provides the Fund with transfer agent services, which includes Creation and Redemption Unit order processing. As compensation for these transfer agent services, the Trust pays BNYM a fee based on the Fund’s daily net assets. BNYM also is entitled to certain out-of-pocket expenses for the services mentioned above.

From the inception of the Fund until October 31, 2017, the Fund and USBFS were parties to a Transfer Agency and Service Agreement between the Trust and USBFS, whereby USBFS provided the Fund with transfer agent services, which included Creation and Redemption Unit order processing. As compensation for these transfer agent services, the Trust paid USBFS a fee based on the Fund’s daily net assets. USBFS also was entitled to certain out-of-pocket expenses for the services mentioned above. The amount of fees paid by the Trust pursuant to the Transfer Agency and Service Agreement for the fiscal periods indicated is set forth in the table below.

Fees paid to the Transfer Agent
Year Ended October 31, 2016	$21,629
Year Ended October 31, 2015	$25,784
January 23, 2014* - October 31, 2014	$9,082

* Commencement of Operations

All references to the transfer agent, fund accountant, custodian and index receipt agent in the Fund’s Prospectus and SAI are hereby revised to reflect this change.

For more information, please contact the Fund at (866) 476-7523.

Please retain this Supplement with your Prospectus and SAI.

DIREXION IBILLIONAIRE INDEX ETF (IBLN)

A SERIES OF THE DIREXION SHARES ETF TRUST

Supplement dated October 27, 2017

to the Statutory Prospectus and the Statement of Additional Information (“SAI”)

dated February 28, 2017, as last supplemented September 29, 2017

Effective November 1, 2017, Bank of New York Mellon (“BNYM”), 101 Barclay Street, New York, New York 10286, will replace U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, as Direxion iBillionaire Index ETF’s (the “Fund”) transfer agent, fund accountant, custodian and index receipt agent. As a result, the paragraph under “Other Service Providers” of the Statutory Prospectus is replaced in its entirety with the following:

Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Funds’ administrator. Bank of New York Mellon (“BNYM”) serves as the Funds’ transfer agent, fund accountant, custodian and index receipt agent. The Distributor is not affiliated with Rafferty, USBFS or BNYM.

Also, in the SAI, the sixth, seventh and eighth paragraphs under the section heading “Fund Administrator, Fund Accounting Agent, Transfer Agent and Custodian” will be replaced in their entirety with the following:

Effective November 1, 2017, the Direxion iBillionaire Index ETF is included in a Fund Accounting Agreement between the Trust and BNYM whereby BNYM provides the Direxion iBillionaire Index ETF, along with the other Funds in the Trust, with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for these accounting services, the Trust pays BNYM a fee based on the Trust’s total average daily net assets. BNYM is also entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

From the inception of the Direxion iBillionaire Index ETF until October 31, 2017, the Direxion iBillionaire Index ETF and USBFS were parties to a Fund Accounting Servicing Agreement, whereby USBFS provided the Direxion iBillionaire Index ETF and another series of the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for these accounting services, the Trust paid USBFS a fee based on the Trust’s total average daily net assets. USBFS also was entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses. The amount of fees paid by the Trust to USBFS pursuant to the Fund Accounting Servicing Agreement for the fiscal periods indicated is set forth in the table below.

Fees paid to the Fund Accounting Agent
Year Ended October 31, 2016	$24,296
Year Ended October 31, 2015	$28,475
August 1, 2014* - October 31, 2014	$10,320

*Commencement of Operations

Effective November 1, 2017, the Direxion iBillionaire Index ETF is included in a Custody Agreement between the Trust and BNYM whereby BNYM serves as the custodian of the Direxion iBillionaire Index ETF, along with the rest of the Funds in the Trust. The custodian holds and administers the assets in the Direxion iBillionaire Index ETF’s portfolio. Pursuant to the Custody Agreement, the custodian receives an annual fee based on the Fund’s total average daily net assets and certain settlement charges. The custodian is also entitled to certain out-of-pocket expenses.

From the inception of the Direxion iBillionaire Index ETF until October 31, 2017, the Direxion iBillionaire Index ETF and U.S. Bank, N.A. were parties to a Custody Agreement, whereby U.S. Bank, N.A. served as the custodian of the Direxion iBillionaire Index ETF and another series of the Trust’s assets. The custodian held and administered the assets in the Direxion iBillionaire Index ETF’s portfolio. Pursuant to the Custody Agreement, the custodian received an annual fee based on the Fund’s total average daily net assets and certain settlement charges. The custodian also was entitled to certain out-of-pocket expenses. The amount of fees paid by the Trust pursuant to the agreement for the fiscal periods indicated is set forth in the table below.

Fees paid to the Custodian
Year Ended October 31, 2016	$7,675
Year Ended October 31, 2015	$14,816
August 1, 2014*- October 31, 2014	$4,462

* Commencement of Operations

Effective November 1, 2017, the Direxion iBillionaire Index ETF is included in a Transfer Agency and Service Agreement between the Trust and BNYM, whereby BNYM will provide the Direxion iBillionaire Index ETF with transfer agent services, which includes Creation and Redemption Unit order processing. As compensation for these transfer agent services, the Trust pays BNYM a fee based on the Fund’s daily net assets. BNYM is also entitled to certain out-of-pocket expenses for the services mentioned above.

From the inception of the Direxion iBillionaire Index ETF until October 31, 2017, the Direxion iBillionaire Index ETF and USBFS were parties to a Transfer Agent Servicing Agreement between the Trust and USBFS, whereby USBFS provided the Direxion iBillionaire Index ETF with transfer agent services, which included Creation and Redemption Unit order processing. As compensation for these transfer agent services, the Trust paid USBFS a fee based on the Fund’s daily net assets. USBFS also was entitled to certain out-of-pocket expenses for the services mentioned above. The amount of fees paid by the Trust pursuant to the Transfer Agent Servicing Agreement for the fiscal periods indicated is set forth in the table below.

Fees paid to the Transfer Agent
Year Ended October 31, 2016	$21,629
Year Ended October 31, 2015	$25,784
August 1, 2014* - October 31, 2014	$9,082

* Commencement of Operations

All references to the transfer agent, fund accountant, custodian and index receipt agent in the Fund’s Prospectus and SAI are hereby revised to reflect this change.

For more information, please contact the Fund at (866) 476-7523.

Please retain this Supplement with your Prospectus and SAI.